Condensed Consolidating Financial Information Condensed Consolidating Financial Information(Notes)	Mar. 20, 2019
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information of Parent Company Only Disclosure
Condensed Consolidating Financial Information
On March 20, 2019, the Company completed its acquisition of 21CF and the Mergers (as described in Note 3), and the Company (referred to herein as “Legacy Disney”) and 21CF became subsidiaries of New Disney (referred to herein as “TWDC”). Legacy Disney has outstanding public debt that has been fully and unconditionally guaranteed by TWDC. In addition, Legacy Disney has provided a full and unconditional guarantee of debt held by TWDC. As of March 20, 2019, Legacy Disney is a 100% owned subsidiary of TWDC.
Set forth below are condensed consolidating financial statements presenting the results of operations, financial position and cash flows of TWDC, Legacy Disney and non-guarantor subsidiaries on a combined basis along with eliminations necessary to arrive at the reported information on a consolidated basis. This condensed consolidating financial information has been prepared and presented pursuant to the Securities and Exchange Commission Regulation S-X Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or being Registered.” This information is not intended to present the financial position, results of operations and cash flows of the individual companies or groups of companies in accordance with U.S. GAAP. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions.
TWDC was formed in June 2018, was a subsidiary of Legacy Disney until March 20, 2019, and did not have any balances or activities prior to fiscal 2019.
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year Ended September 29, 2018
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$59,520	$(86)	$59,434
Costs and expenses
Operating expenses	—	—	(32,726)	—	(32,726)
Selling, general, administrative and other	—	(615)	(8,245)	—	(8,860)
Depreciation and amortization	—	(1)	(3,010)	—	(3,011)
Total costs and expenses	—	(616)	(43,981)	—	(44,597)
Restructuring and impairment charges	—	—	(33)	—	(33)
Allocations to non-guarantor subsidiaries	—	576	(576)	—	—
Other income, net	—	41	474	86	601
Interest expense, net	—	(698)	124	—	(574)
Equity in the income (loss) of investees, net	—	—	(102)	—	(102)
Income before taxes	—	(697)	15,426	—	14,729
Income taxes	—	79	(1,742)	—	(1,663)
Earnings from subsidiary entities	—	13,216	—	(13,216)	—
Consolidated net income	—	12,598	13,684	(13,216)	13,066
Less: Net income attributable to noncontrolling interests	—	—	(468)	—	(468)
Net income excluding noncontrolling interests	$—	$12,598	$13,216	$(13,216)	$12,598
Comprehensive income excluding noncontrolling interests	$—	$13,029	$13,037	$(13,037)	$13,029

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year Ended September 30, 2017
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$54,952	$185	$55,137
Costs and expenses
Operating expenses	—	—	(30,306)	—	(30,306)
Selling, general, administrative and other	—	(450)	(7,726)	—	(8,176)
Depreciation and amortization	—	(1)	(2,781)	—	(2,782)
Total costs and expenses	—	(451)	(40,813)	—	(41,264)
Restructuring and impairment charges	—	—	(98)	—	(98)
Allocations to non-guarantor subsidiaries	—	405	(405)	—	—
Other income, net	—	163	100	(185)	78
Interest expense, net	—	(510)	125	—	(385)
Equity in the income (loss) of investees, net	—	—	320	—	320
Income before taxes	—	(393)	14,181	—	13,788
Income taxes	—	126	(4,548)	—	(4,422)
Earnings from subsidiary entities	—	9,247	—	(9,247)	—
Consolidated net income	—	8,980	9,633	(9,247)	9,366
Less: Net income attributable to noncontrolling interests	—	—	(386)	—	(386)
Net income excluding noncontrolling interests	$—	$8,980	$9,247	$(9,247)	$8,980
Comprehensive income excluding noncontrolling interests	$—	$9,431	$9,153	$(9,153)	$9,431

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year Ended October 1, 2016
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$55,287	$345	$55,632
Costs and expenses
Operating expenses	—	—	(29,993)	—	(29,993)
Selling, general, administrative and other	—	(488)	(8,266)	—	(8,754)
Depreciation and amortization	—	(1)	(2,526)	—	(2,527)
Total costs and expenses	—	(489)	(40,785)	—	(41,274)
Restructuring and impairment charges	—	—	(156)	—	(156)
Allocations to non-guarantor subsidiaries	—	365	(365)	—	—
Other income, net	—	332	13	(345)	—
Interest expense, net	—	(434)	174	—	(260)
Equity in the income (loss) of investees, net	—	—	926	—	926
Income before taxes	—	(226)	15,094	—	14,868
Income taxes	—	77	(5,155)	—	(5,078)
Earnings from subsidiary entities	—	9,540	—	(9,540)	—
Consolidated net income	—	9,391	9,939	(9,540)	9,790
Less: Net income attributable to noncontrolling interests	—	—	(399)	—	(399)
Net income excluding noncontrolling interests	$—	$9,391	$9,540	$(9,540)	$9,391
Comprehensive income excluding noncontrolling interests	$—	$7,833	$9,479	$(9,479)	$7,833

CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2018
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$1,367	$2,783	$—	$4,150
Receivables, net	—	155	9,179	—	9,334
Inventories	—	4	1,388	—	1,392
Television costs and advances	—	—	1,314	—	1,314
Other current assets	—	152	483	—	635
Total current assets	—	1,678	15,147	—	16,825
Film and television costs	—	—	7,888	—	7,888
Investments in subsidiaries	—	149,880	—	(149,880)	—
Other investments	—	—	2,899	—	2,899
Parks, resorts and other property, net	—	12	29,528	—	29,540
Intangible assets, net	—	—	6,812	—	6,812
Goodwill	—	—	31,269	—	31,269
Intercompany receivables	—	—	79,793	(79,793)	—
Other assets	—	911	3,178	(724)	3,365
Total assets	$—	$152,481	$176,514	$(230,397)	$98,598
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$—	$688	$8,791	$—	$9,479
Current portion of borrowings	—	3,751	39	—	3,790
Deferred revenues and other	—	115	4,476	—	4,591
Total current liabilities	—	4,554	13,306	—	17,860
Non-current liabilities
Borrowings	$—	$15,676	$1,408	$—	$17,084
Deferred income taxes	—	—	3,833	(724)	3,109
Other long-term liabilities	—	3,685	2,905	—	6,590
Intercompany payables	—	79,793	—	(79,793)	—
Total non-current liabilities	—	99,154	8,146	(80,517)	26,783
Redeemable noncontrolling interests	—	—	1,123	—	1,123
Total Disney Shareholders’ equity	—	48,773	149,880	(149,880)	48,773
Noncontrolling interests	—	—	4,059	—	4,059
Total equity	—	48,773	153,939	(149,880)	52,832
Total liabilities and equity	$—	$152,481	$176,514	$(230,397)	$98,598

CONDENSED CONSOLIDATING BALANCE SHEET
As of September 30, 2017
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$667	$3,350	$—	$4,017
Receivables, net	—	307	8,326	—	8,633
Inventories	—	4	1,369	—	1,373
Television costs and advances	—	—	1,278	—	1,278
Other current assets	—	110	478	—	588
Total current assets	—	1,088	14,801	—	15,889
Film and television costs	—	—	7,481	—	7,481
Investments in subsidiaries	—	135,370	—	(135,370)	—
Other investments	—	—	3,202	—	3,202
Parks, resorts and other property, net	—	9	28,397	—	28,406
Intangible assets, net	—	—	6,995	—	6,995
Goodwill	—	—	31,426	—	31,426
Intercompany receivables	—	257	69,864	(70,121)	—
Other assets	—	1,217	2,306	(1,133)	2,390
Total assets	$—	$137,941	$164,472	$(206,624)	$95,789
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$—	$440	$8,415	$—	$8,855
Current portion of borrowings	—	4,577	1,595	—	6,172
Deferred revenues and other	—	131	4,437	—	4,568
Total current liabilities	—	5,148	14,447	—	19,595
Non-current liabilities
Borrowings	$—	$17,672	$1,447	$—	$19,119
Deferred income taxes	—	—	5,613	(1,133)	4,480
Other long-term liabilities	—	3,942	2,501	—	6,443
Intercompany payables	—	69,864	257	(70,121)	—
Total non-current liabilities	—	91,478	9,818	(71,254)	30,042
Redeemable noncontrolling interests	—	—	1,148	—	1,148
Total Disney Shareholders’ equity	—	41,315	135,370	(135,370)	41,315
Noncontrolling interests	—	—	3,689	—	3,689
Total equity	—	41,315	139,059	(135,370)	45,004
Total liabilities and equity	$—	$137,941	$164,472	$(206,624)	$95,789

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 29, 2018
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$336	$14,149	$(190)	$14,295

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	(3)	(4,462)	—	(4,465)
Acquisitions	—	—	(1,581)	—	(1,581)
Intercompany investing activities, net	—	(1,327)	—	1,327	—
Other	—	—	710	—	710
Cash used in investing activities	—	(1,330)	(5,333)	1,327	(5,336)

FINANCING ACTIVITIES
Commercial paper, net	—	(1,768)	—	—	(1,768)
Borrowings	—	997	59	—	1,056
Reduction of borrowings	—	(1,800)	(71)	—	(1,871)
Dividends	—	(2,515)	(190)	190	(2,515)
Repurchases of common stock	—	(3,577)	—	—	(3,577)
Proceeds from exercise of stock options	—	210	—	—	210
Intercompany financing, net	—	10,343	(9,016)	(1,327)	—
Contributions from noncontrolling interest holders	—	—	399	—	399
Other	—	(222)	(555)	—	(777)
Cash used in financing activities	—	1,668	(9,374)	(1,137)	(8,843)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	(25)	—	(25)

Change in cash, cash equivalents and restricted cash	—	674	(583)	—	91
Cash, cash equivalents and restricted cash, beginning of year	—	693	3,371	—	4,064
Cash, cash equivalents and restricted cash, end of year	$—	$1,367	$2,788	$—	$4,155

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2017
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$753	$13,461	$(1,871)	$12,343

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	(7)	(3,616)	—	(3,623)
Acquisitions	—	—	(417)	—	(417)
Intercompany investing activities, net	—	(1,856)	—	1,856	—
Other	—	15	(86)	—	(71)
Cash used in investing activities	—	(1,848)	(4,119)	1,856	(4,111)

FINANCING ACTIVITIES
Commercial paper, net	—	1,247	—	—	1,247
Borrowings	—	4,741	79	—	4,820
Reduction of borrowings	—	(1,850)	(514)	—	(2,364)
Dividends	—	(2,445)	(1,871)	1,871	(2,445)
Repurchases of common stock	—	(9,368)	—	—	(9,368)
Proceeds from exercise of stock options	—	276	—		276
Intercompany financing, net	—	8,394	(6,538)	(1,856)	—
Contributions from noncontrolling interest holders	—	—	17	—	17
Other	—	(266)	(876)	—	(1,142)
Cash used in financing activities	—	729	(9,703)	15	(8,959)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	31	—	31

Change in cash, cash equivalents and restricted cash	—	(366)	(330)	—	(696)
Cash, cash equivalents and restricted cash, beginning of year	—	1,059	3,701	—	4,760
Cash, cash equivalents and restricted cash, end of year	$—	$693	$3,371	$—	$4,064

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended October 1, 2016
(in millions)

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$(385)	$13,756	$(235)	$13,136

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	(12)	(4,761)	—	(4,773)
Acquisitions	—	—	(850)	—	(850)
Intercompany investing activities, net	—	(617)	—	617	—
Other	—	(74)	(61)	—	(135)
Cash used in investing activities	—	(703)	(5,672)	617	(5,758)

FINANCING ACTIVITIES
Commercial paper, net	—	(920)	—	—	(920)
Borrowings	—	4,948	1,117	—	6,065
Reduction of borrowings	—	(2,000)	(205)	—	(2,205)
Dividends	—	(2,313)	(235)	235	(2,313)
Repurchases of common stock	—	(7,499)	—	—	(7,499)
Proceeds from exercise of stock options	—	259	—	—	259
Intercompany financing, net	—	8,624	(8,007)	(617)	—
Other	—	(42)	(565)	—	(607)
Cash used in financing activities	—	1,057	(7,895)	(382)	(7,220)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	(123)	—	(123)

Change in cash, cash equivalents and restricted cash	—	(31)	66	—	35
Cash, cash equivalents and restricted cash, beginning of year	—	1,090	3,635	—	4,725
Cash, cash equivalents and restricted cash, end of year	$—	$1,059	$3,701	$—	$4,760

Condensed Consolidating Financial Information
On March 20, 2019, the Company completed its acquisition of 21CF and the Mergers (as described in Note 4), and the Company (referred to herein as “Legacy Disney”) and 21CF became subsidiaries of New Disney (referred to herein as “TWDC”). Legacy Disney has outstanding public debt that has been fully and unconditionally guaranteed by TWDC. In addition, Legacy Disney has provided a full and unconditional guarantee of debt held by TWDC. As of March 20, 2019, Legacy Disney is a 100% owned subsidiary of TWDC.
Set forth below are condensed consolidating financial statements presenting the results of operations, financial position and cash flows of TWDC, Legacy Disney and non-guarantor subsidiaries on a combined basis along with eliminations necessary to arrive at the reported information on a consolidated basis. This condensed consolidating financial information has been prepared and presented pursuant to the Securities and Exchange Commission Regulation S-X Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or being Registered.” This information is not intended to present the financial position, results of operations and cash flows of the individual companies or groups of companies in accordance with U.S. GAAP. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions.
TWDC was formed in June 2018, was a subsidiary of Legacy Disney until March 20, 2019, and did not have any balances or activities prior to fiscal 2019.
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Quarter Ended December 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$15,248	$55	$15,303
Costs and expenses
Operating expenses	—	—	(9,001)	—	(9,001)
Selling, general, administrative and other	—	(141)	(2,011)	—	(2,152)
Depreciation and amortization	—	—	(732)	—	(732)
Total costs and expenses	—	(141)	(11,744)	—	(11,885)
Restructuring and impairment charges	—	—	—	—	—
Allocations to non-guarantor subsidiaries	—	127	(127)	—	—
Other income, net	—	76	(21)	(55)	—
Interest expense, net	(65)	(125)	127	—	(63)
Equity in the income of investees	—	—	76	—	76
Income before taxes	(65)	(63)	3,559	—	3,431
Income taxes	12	12	(669)	—	(645)
Earnings from subsidiary entities	—	2,839	—	(2,839)	—
Consolidated net income	(53)	2,788	2,890	(2,839)	2,786
Less: Net loss attributable to noncontrolling interests	—	—	2	—	2
Net income excluding noncontrolling interests	$(53)	$2,788	$2,892	$(2,839)	$2,788
Comprehensive income excluding noncontrolling interests	$(53)	$2,809	$2,853	$(2,800)	$2,809

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Quarter Ended December 30, 2017

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
Revenues	$—	$—	$15,367	$(16)	$15,351
Costs and expenses
Operating expenses	—	—	(8,729)	—	(8,729)
Selling, general, administrative and other	—	(127)	(1,960)	—	(2,087)
Depreciation and amortization	—	—	(742)	—	(742)
Total costs and expenses	—	(127)	(11,431)	—	(11,558)
Restructuring and impairment charges	—	—	(15)	—	(15)
Allocations to non-guarantor subsidiaries	—	118	(118)	—	—
Other income, net	—	(19)	56	16	53
Interest expense, net	—	(141)	12	—	(129)
Equity in the income of investees	—	—	43	—	43
Income before taxes	—	(169)	3,914	—	3,745
Income taxes	—	(36)	764	—	728
Earnings from subsidiary entities	—	4,628	—	(4,628)	—
Consolidated net income	—	4,423	4,678	(4,628)	4,473
Less: Net income attributable to noncontrolling interests	—	—	(50)	—	(50)
Net income excluding noncontrolling interests	$—	$4,423	$4,628	$(4,628)	$4,423
Comprehensive income excluding noncontrolling interests	$—	$4,547	$4,678	$(4,678)	$4,547

CONDENSED CONSOLIDATING BALANCE SHEET
As of December 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$1,173	$3,282	$—	$4,455
Receivables, net	—	136	9,987	—	10,123
Inventories	—	4	1,353	—	1,357
Television costs and advances	—	—	824	—	824
Other current assets	—	214	564	—	778
Total current assets	—	1,527	16,010	—	17,537
Film and television costs	—	—	8,177	—	8,177
Investments in subsidiaries	—	152,703	—	(152,703)	—
Other investments	—	—	2,970	—	2,970
Parks, resorts and other property, net	—	12	29,785	—	29,797
Intangible assets, net	—	—	6,747	—	6,747
Goodwill	—	—	31,289	—	31,289
Intercompany receivables	—	—	79,768	(79,768)	—
Other assets	—	853	3,203	(632)	3,424
Total assets	$—	$155,095	$177,949	$(233,103)	$99,941
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$33	$2,074	$8,589	$—	$10,696
Current portion of borrowings	—	3,450	39	—	3,489
Deferred revenues and other	—	126	3,308	—	3,434
Total current liabilities	33	5,650	11,936	—	17,619
Non-current liabilities
Borrowings	$—	$15,752	$1,424	$—	$17,176
Deferred income taxes	—	—	3,809	(632)	3,177
Other long-term liabilities	—	3,629	2,823	—	6,452
Intercompany payables	20	79,748	—	(79,768)	—
Total non-current liabilities	20	99,129	8,056	(80,400)	26,805
Redeemable noncontrolling interests	—	—	1,124	—	1,124
Total Disney Shareholders’ equity	(53)	50,316	152,756	(152,703)	50,316
Noncontrolling interests	—	—	4,077	—	4,077
Total equity	(53)	50,316	156,833	(152,703)	54,393
Total liabilities and equity	$—	$155,095	$177,949	$(233,103)	$99,941

CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$1,367	$2,783	$—	$4,150
Receivables, net	—	155	9,179	—	9,334
Inventories	—	4	1,388	—	1,392
Television costs and advances	—	—	1,314	—	1,314
Other current assets	—	152	483	—	635
Total current assets	—	1,678	15,147	—	16,825
Film and television costs	—	—	7,888	—	7,888
Investments in subsidiaries	—	149,880	—	(149,880)	—
Other investments	—	—	2,899	—	2,899
Parks, resorts and other property, net	—	12	29,528	—	29,540
Intangible assets, net	—	—	6,812	—	6,812
Goodwill	—	—	31,269	—	31,269
Intercompany receivables	—	—	79,793	(79,793)	—
Other assets	—	911	3,178	(724)	3,365
Total assets	$—	$152,481	$176,514	$(230,397)	$98,598
LIABILITIES AND EQUITY
Current liabilities
Accounts payable and other accrued liabilities	$—	$688	$8,791	$—	$9,479
Current portion of borrowings	—	3,751	39	—	3,790
Deferred revenues and other	—	115	4,476	—	4,591
Total current liabilities	—	4,554	13,306	—	17,860
Non-current liabilities
Borrowings	$—	$15,676	$1,408	$—	$17,084
Deferred income taxes	—	—	3,833	(724)	3,109
Other long-term liabilities	—	3,685	2,905	—	6,590
Intercompany payables	—	79,793	—	(79,793)	—
Total non-current liabilities	—	99,154	8,146	(80,517)	26,783
Redeemable noncontrolling interests	—	—	1,123	—	1,123
Total Disney Shareholders’ equity	—	48,773	149,880	(149,880)	48,773
Noncontrolling interests	—	—	4,059	—	4,059
Total equity	—	48,773	153,939	(149,880)	52,832
Total liabilities and equity	$—	$152,481	$176,514	$(230,397)	$98,598

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended December 29, 2018

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$(20)	$135	$1,984	$—	$2,099

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	—	(1,195)	—	(1,195)
Intercompany investing activities, net	—	(11)	—	11	—
Other	—	—	(141)	—	(141)
Cash used in investing activities	—	(11)	(1,336)	11	(1,336)

FINANCING ACTIVITIES
Commercial paper, net	—	(302)	—	—	(302)
Proceeds from exercise of stock options	—	37	—	—	37
Intercompany financing, net	20	75	(84)	(11)	—
Other	—	(125)	(21)	—	(146)
Cash used in financing activities	20	(315)	(105)	(11)	(411)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	(44)	—	(44)

Change in cash, cash equivalents and restricted cash	—	(191)	499	—	308
Cash, cash equivalents and restricted cash, beginning of period	—	1,367	2,788	—	4,155
Cash, cash equivalents and restricted cash, end of period	$—	$1,176	$3,287	$—	$4,463

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended December 30, 2017

	TWDC	Legacy Disney	Non-Guarantor Subsidiaries	Reclassifications & Eliminations	Total
OPERATING ACTIVITIES
Cash provided by operations	$—	$1,255	$982	$—	$2,237

INVESTING ACTIVITIES
Investments in parks, resorts and other property	—	—	(981)	—	(981)
Other	—	—	(62)	—	(62)
Cash used in investing activities	—	—	(1,043)	—	(1,043)

FINANCING ACTIVITIES
Commercial paper, net	—	1,140	—	—	1,140
Borrowings	—	997	28	—	1,025
Reduction of borrowings	—	(1,299)	(31)	—	(1,330)
Repurchases of common stock	—	(1,313)	—	—	(1,313)
Proceeds from exercise of stock options	—	50	—	—	50
Intercompany financing, net	—	(272)	272	—	—
Other	—	(158)	2	—	(156)
Cash used in financing activities	—	(855)	271	—	(584)

Impact of exchange rates on cash, cash equivalents and restricted cash	—	—	21	—	21

Change in cash, cash equivalents and restricted cash	—	400	231	—	631
Cash, cash equivalents and restricted cash, beginning of period	—	693	3,371	—	4,064
Cash, cash equivalents and restricted cash, end of period	$—	$1,093	$3,602	$—	$4,695